Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidated Statements of Operations [Abstract]
Sales	$ 11,179	[1]	$ 8,436	[1]	$ 13,720	[1]
Cost of sales	7,864		7,065		7,489
Gross profit	3,315		1,371		6,231
Operating expenses:
Research and development, gross	4,683		3,922		1,871
Less - Government Grants	(558)
Research and development, net	4,125		3,922		1,871
Sales and marketing	4,786		5,465		5,684
General and administrative	3,803		3,043		2,463
Total operating expenses	12,714		12,430		10,018
Operating loss	(9,399)		(11,059)		(3,787)
Financing loss, net	(129)		(48)		(102)
Other income, net					32
Loss before income tax	(9,528)		(11,107)		(3,857)
Taxes on income
Net Loss	$ (9,528)		$ (11,107)		$ (3,857)
Net Loss Per Share - Basic and Diluted (in US$)	$ (1.04)		$ (1.91)		$ (0.88)
Weighted Average Number of Ordinary Shares Outstanding - Basic and Diluted	9,138,947		5,802,803		4,378,942

[1]	See Note 9 for transactions with related parties.